Cover Page	Feb. 28, 2023
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	PERIMETER SOLUTIONS, SA
Entity Incorporation, State or Country Code	N4
Entity File Number	001-41027
Entity Tax Identification Number	98-1632942
Entity Address, Address Line One	12E rue Guillaume Kroll
Entity Address, Postal Zip Code	L-1882
Entity Address, Country	LU
Entity Address, City or Town	Grand Duchy of Luxembourg
City Area Code	314
Local Phone Number	396-7343
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $1.00 per share
Trading Symbol	P
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001880319